REGULATORY ASSETS AND LIABILITIES - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2019
Polychlorinated Biphenyl Liability
Regulatory Matters [Line Items]
Increase (decrease) to regulatory assets	$ 2	$ 2
Rural and remote rate protection (RRRP) variance
Regulatory Matters [Line Items]
Increase (decrease) to regulatory assets	$ (24)	$ (12)
ESM Deferral
Regulatory Matters [Line Items]
Return on equity, approved rate increase (decrease)			50.00%
Approved rate on equity			1.00%
Approved rate on acquisition			3.00%